Adoption of new accounting standards and future accounting changes	12 Months Ended
Dec. 31, 2019
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Adoption of new accounting standards and future accounting changes
4	Adoption of new accounting standards and future accounting changes

The following significant accounting policy was amended as a result of the adoption of IFRS 16, Leases (IFRS 16). All other significant accounting policies are consistent with those reported in the Company’s 2018 annual financial statements.

IFRS 16, Leases (“IFRS 16”)

The following leases accounting policies have been applied as of January 1, 2019 on adoption of IFRS 16 using the modified retrospective approach. For comparative periods prior to 2019, the Company applied leases policies in accordance with IAS 17, Leases (IAS 17) and IFRIC 4, determining whether an arrangement contains a lease (IFRIC 4). The Company did not have any material effect by adopting the IFRS 16 requirements on January 1, 2019.

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company assesses whether the contract involves the use of an identified asset, whether the Company has the right to obtain substantially all of the economic benefits from use of the asset during the term of the arrangement and if the Company has the right to direct the use of the asset. At inception or on reassessment of a contract that contains a lease component, the Company allocates the consideration in the contract to each lease component on the basis of their relative standalone prices.

As a lessee, we recognize a right-of-use asset, and a lease liability at the commencement date of a lease. The right-of-use asset is initially measured at cost, which is comprised of the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any decommissioning and restoration costs, less any lease incentives received.

The right-of-use asset is subsequently depreciated from the commencement date to the earlier of the end of the lease term, or the end of the useful life of the asset. In addition, the right-of-use asset may be reduced due to impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

A lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by the interest rate implicit in the lease, or if that rate cannot be readily determined, the incremental borrowing rate. Lease payments included in the measurement of the lease liability are comprised of:

•	fixed payments, including in-substance fixed payments, less any lease incentives receivable;

•	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;

•	amounts expected to be payable under a residual value guarantee;

•	exercise prices of purchase options if we are reasonably certain to exercise that option; and

•	payments of penalties for terminating the lease, if the lease term reflects the lessee exercising an option to terminate the lease.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, or if there is a change in our estimate or assessment of the expected amount payable under a residual value guarantee, purchase, extension or termination option. Variable lease payments not included in the initial measurement of the lease liability are charged directly to profit.

The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low-value assets. The lease payments associated with these leases are charged directly to profit on a straight-line basis over the lease term.

The transition to IFRS 16 did not result in any material impact or adjustments on adoption and the Company’s financial commitments as at January 1, 2019 are the same as December 31, 2018, and thus, no reconciliation is required.